Supplement to the Current Statement of Additional Information




------------------------------------------------------------------------------------------------
John Hancock California Tax-Free Income Fund         John Hancock Classic Value Fund
------------------------------------------------------------------------------------------------
John Hancock Core Equity Fund                        John Hancock Large Cap Select Fund
------------------------------------------------------------------------------------------------
John Hancock U.S. Global Leaders                     John Hancock Growth Trends Fund
 Growth Fund
------------------------------------------------------------------------------------------------
John Hancock Large Cap Spectrum Fund                 John Hancock Balanced Fund
------------------------------------------------------------------------------------------------
John Hancock Health Sciences Fund                    John Hancock Large Cap Equity Fund
------------------------------------------------------------------------------------------------
John Hancock Sovereign Investors Fund                John Hancock Tax-Free Bond Fund
------------------------------------------------------------------------------------------------
John Hancock Financial Industries Fund               John Hancock Regional Bank Fund
------------------------------------------------------------------------------------------------
John Hancock Small Cap Equity Fund                   John Hancock International Fund
------------------------------------------------------------------------------------------------
John Hancock Large Cap Growth Fund                   John Hancock Focused Equity Fund
------------------------------------------------------------------------------------------------
John Hancock Money Market Fund                       John Hancock Multi Cap Growth Fund
------------------------------------------------------------------------------------------------
John Hancock Real Estate Fund                        John Hancock Small Cap Growth Fund
------------------------------------------------------------------------------------------------
John Hancock Biotechnology Fund                      John Hancock Technology Fund
------------------------------------------------------------------------------------------------
John Hancock Massachusetts                           John Hancock New York
  Tax-Free Income Fund                                 Tax-Free Income Fund
------------------------------------------------------------------------------------------------
John Hancock High Yield Municipal Bond Fund
------------------------------------------------------------------------------------------------



"INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES"

In the "Without Sales Charges" section, the last bullet point under the heading "Class C shares may be offered without a front and sales charge to": has been deleted and replaced with the following:


o An investor who buys through a Merrill Lynch, Edward Jones, UBS Financial Securities LLC, Raymond James Financial Services or Raymond James & Associates omnibus account. However, a CDSC may apply if the shares are sold within 12 months of purchase.



10/1/03

          Supplement to the John Hancock Money Market Funds Prospectus
                              dated August 1, 2003




On page 13 in the "Transaction Policies" section, under "Exchanges" the second paragraph has been deleted and replaced with the following:


Exchanges

     The funds do not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.




October 1, 2003